OTHER LONG-TERM LIABILITIES (Details 1)	Mar. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
Lease less than one year	$ 603
Lease one to two years	613
Lease Two to three years	602
Lease three to six years	253
Gross lease liabilities	2,071
Effect of discounting	(211)
Present value of minimum lease payments - total lease liability	1,860
Less: Current portion	(514)
Long-term lease liabilities	$ 1,346